Fair value measurement (Details 2) - Derivative [Member] - Private Placement Warrants - USD ($)	2 Months Ended	3 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of the derivative liabilities, beginning balance	$ 13,110,000	$ 7,267,500
Change in fair value	(5,842,500)	(285,000)
Fair value of the derivative liabilities, ending balance	$ 7,267,500	$ 6,982,500